Vanguard® Capital Opportunity Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.3%)
Communication Services (6.1%)
	Alphabet Inc. Class A	1,827,850	653,219
	Alphabet Inc. Class C	1,504,520	531,592
*,1	Baidu Inc. ADR	2,366,490	270,466
*,1	Space Exploration Technologies Corp. Class A	1,245,332	212,777
	Meta Platforms Inc. Class A	166,100	93,562
	Universal Music Group NV	2,631,005	55,118
*	Netflix Inc.	705,850	50,398
*	Pinterest Inc. Class A	1,608,750	33,832
*	Live Nation Entertainment Inc.	180,920	33,128
*	Spotify Technology SA	62,871	28,866
	Walt Disney Co.	132,140	12,719
*	Take-Two Interactive Software Inc.	39,480	9,869
*	Trade Desk Inc. Class A	509,300	9,208
*	ZoomInfo Technologies Inc.	1,171,252	3,432
*	Snap Inc. Class A	10,500	47
			1,998,233
Consumer Discretionary (7.8%)
*	Amazon.com Inc.	2,126,862	506,916
*	Tesla Inc.	955,090	401,711
	Alibaba Group Holding Ltd. ADR	3,436,476	329,833
	TJX Cos. Inc.	2,070,500	313,681
	Sony Group Corp. ADR	5,596,275	112,261
*,1	XPeng Inc. ADR	8,237,719	109,067
	Ross Stores Inc.	442,400	94,165
*	CarMax Inc.	1,665,647	88,096
	Royal Caribbean Cruises Ltd.	246,600	78,303
*	Burlington Stores Inc.	209,400	66,338
	eBay Inc.	517,600	57,842
*	Ollie's Bargain Outlet Holdings Inc.	622,360	47,847
	Carnival Corp. Ltd.	1,577,945	45,082
*	Flutter Entertainment plc	419,047	42,814
*	Carvana Co.	626,935	41,265
*	Capri Holdings Ltd.	2,215,053	41,134
*	Cava Group Inc.	498,400	39,114
	Entain plc	4,412,916	32,701
*	Mobileye Global Inc. Class A	2,227,200	21,559
	Marriott International Inc. Class A	56,400	20,901
*	DoorDash Inc. Class A	71,200	13,139
*	SharkNinja Inc.	85,200	12,973
*	Ulta Beauty Inc.	23,000	10,373
*	Norwegian Cruise Line Holdings Ltd.	406,325	8,578
*	Rivian Automotive Inc. Class A	206,700	3,586
*	Valvoline Inc.	87,030	3,441
	Tapestry Inc.	9,500	1,391
	Restaurant Brands International Inc.	17,600	1,276
			2,545,387
Consumer Staples (0.9%)
*	Performance Food Group Co.	1,548,127	173,065
*	e.l.f. Beauty Inc.	679,270	50,266
*	US Foods Holding Corp.	273,900	28,006
	Casey's General Stores Inc.	24,815	19,723
*	BellRing Brands Inc.	321,562	4,161
			275,221
Energy (1.4%)
	ConocoPhillips	2,000,500	207,972
	Chevron Corp.	436,362	72,332
	EOG Resources Inc.	353,321	45,836
	TechnipFMC plc	598,700	39,694
	Viper Energy Inc. Class A	899,300	38,130

		Shares	Market Value ($000)
	Devon Energy Corp.	540,345	22,327
	Exxon Mobil Corp.	133,910	18,308
	Expand Energy Corp.	128,000	11,672
			456,271
Financials (6.3%)
	Raymond James Financial Inc.	2,611,274	396,992
	Northern Trust Corp.	2,058,411	357,834
	Charles Schwab Corp.	3,207,859	295,989
	Visa Inc. Class A (XNYS)	625,900	214,740
[2]	MarketAxess Holdings Inc.	1,833,050	208,033
	PayPal Holdings Inc. (XNGS)	2,243,700	96,883
	Wells Fargo & Co.	986,600	81,533
	Morgan Stanley	372,902	77,951
	CME Group Inc.	333,954	73,747
	Progressive Corp.	277,230	60,561
	Capital One Financial Corp.	291,340	58,449
	Evercore Inc. Class A	113,100	38,617
	JPMorgan Chase & Co. (XYNS)	105,300	34,468
	Mastercard Inc. Class A	57,800	29,686
	Citigroup Inc. (XNYS)	63,900	8,943
*	Toast Inc. Class A	256,000	7,122
	Tradeweb Markets Inc. Class A	68,200	6,797
	Sony Financial Group Inc. ADR	728,795	3,163
*	WEX Inc.	19,500	2,751
			2,054,259
Health Care (21.4%)
	Eli Lilly & Co.	1,745,183	2,093,225
*	Biogen Inc.	2,624,317	567,010
	Amgen Inc.	1,186,209	429,550
*	Boston Scientific Corp.	8,844,206	377,471
*	BeOne Medicines Ltd. ADR	1,182,071	336,855
*	Illumina Inc.	1,761,779	309,774
*	BioMarin Pharmaceutical Inc.	5,168,345	295,733
	Bristol-Myers Squibb Co.	4,534,500	261,278
*	Elanco Animal Health Inc. (XNYS)	10,161,176	250,067
	AstraZeneca plc ADR	1,184,895	224,680
*	Glaukos Corp.	1,478,020	206,568
*	BioNTech SE ADR	2,189,120	203,698
	Novartis AG ADR	1,211,220	189,822
	Thermo Fisher Scientific Inc.	352,760	176,860
*	LivaNova plc	1,902,700	156,459
*	Edwards Lifesciences Corp.	1,455,600	131,674
*	Alkermes plc	1,715,050	89,860
	Roche Holding AG	200,231	82,312
	Zimmer Biomet Holdings Inc.	909,660	78,313
*,1	Immunocore Holdings plc ADR	2,335,650	74,157
	Revvity Inc.	660,140	73,447
*	Neurocrine Biosciences Inc.	416,300	70,161
*	Charles River Laboratories International Inc.	249,500	56,584
	Bruker Corp.	730,200	43,943
	Danaher Corp.	193,000	36,763
*	Repligen Corp.	247,678	33,793
	Agilent Technologies Inc.	250,950	33,334
*	Bridgebio Pharma Inc.	406,400	30,269
	QIAGEN NV	500,580	19,573
*	Allogene Therapeutics Inc.	9,388,170	19,527
*	GRAIL Inc.	165,188	11,277
[1]	Alcon AG	151,840	10,188
*	Dexcom Inc.	130,000	8,755
*	Waters Corp.	21,600	8,101
[3]	Siemens Healthineers AG	171,280	6,680
	Sandoz Group AG	10,840	979
	McKesson Corp.	700	529
*	Kyntra Bio Inc.	2,716	20
			6,999,289
Industrials (11.0%)
	Southwest Airlines Co.	8,724,619	448,620
*	United Airlines Holdings Inc.	3,119,243	424,186
	FedEx Corp.	1,348,374	422,216

		Shares	Market Value ($000)
*	Nextpower Inc. Class A	2,651,157	315,859
*	American Airlines Group Inc.	15,014,140	271,305
	Jacobs Solutions Inc.	2,069,801	260,795
	AECOM	3,434,156	239,704
	IDEX Corp.	1,011,529	229,566
	Delta Air Lines Inc.	2,366,670	221,662
	Curtiss-Wright Corp.	199,400	151,097
	Airbus SE	582,732	129,653
*	Fedex Freight Holding Co. Inc.	674,187	101,802
	TransDigm Group Inc.	74,173	98,801
*	Amentum Holdings Inc.	2,506,552	51,810
	AMETEK Inc.	188,653	45,643
*	Axon Enterprise Inc.	80,260	44,995
*	Boeing Co.	131,380	28,440
	Rockwell Automation Inc.	39,500	19,556
*	Lyft Inc. Class A	1,277,024	18,657
	GFL Environmental Inc. (XTSE)	494,800	18,204
	Ryanair Holdings plc ADR	264,750	17,143
	Carrier Global Corp.	217,712	15,969
	Textron Inc.	168,000	15,411
*	JetBlue Airways Corp.	1,334,500	7,647
*	Uber Technologies Inc.	80,000	5,773
	ITT Inc.	9,000	1,780
			3,606,294
Information Technology (42.0%)
	Micron Technology Inc.	3,483,527	4,021,000
*	Flex Ltd.	9,583,512	1,553,200
*	Intel Corp.	7,610,500	1,062,654
	KLA Corp.	3,446,720	1,039,910
	NVIDIA Corp.	3,446,240	689,558
	Jabil Inc.	1,358,700	523,752
	ASML Holding NV GDR (Registered)	250,667	498,687
	Corning Inc.	1,934,824	494,212
	Microsoft Corp.	1,195,890	446,091
	NetApp Inc. (XNGS)	2,132,180	329,976
	Texas Instruments Inc.	1,012,030	301,656
	Entegris Inc.	1,095,658	197,065
*	MongoDB Inc.	513,588	172,514
*	Gitlab Inc. Class A	5,454,970	166,540
*	FormFactor Inc.	1,040,541	166,414
*	Adobe Inc.	807,150	165,482
*	Trimble Inc.	2,929,151	149,914
	Marvell Technology Inc.	419,779	125,048
*	Advanced Micro Devices Inc.	205,960	119,644
	Teradyne Inc.	211,900	102,526
	Hewlett Packard Enterprise Co.	2,205,650	99,497
*	Synopsys Inc.	217,600	97,065
	Universal Display Corp.	1,111,235	96,222
*	Fair Isaac Corp.	77,650	92,775
*	Ciena Corp.	188,350	92,397
	Broadcom Inc.	234,500	88,582
*	Nutanix Inc. Class A	1,615,619	82,332
*,1	ARM Holdings plc ADR	210,570	74,662
*	Zoom Communications Inc.	808,450	69,777
*	Keysight Technologies Inc.	194,660	68,145
	Western Digital Corp.	90,000	57,485
*	Palo Alto Networks Inc.	166,020	56,616
*	AppLovin Corp. Class A	108,876	56,096
	Oracle Corp.	360,000	52,758
*	Aurora Innovation Inc.	6,428,100	43,840
*	Descartes Systems Group Inc.	584,934	40,501
	HP Inc.	1,781,500	39,086
	Analog Devices Inc.	90,000	35,745
	Intuit Inc.	112,775	29,434
*	BlackBerry Ltd.	2,291,276	28,985
*	Autodesk Inc.	120,600	23,447
*	Okta Inc.	168,716	23,021
	Salesforce Inc.	112,800	17,671
	QUALCOMM Inc.	89,330	16,507

		Shares	Market Value ($000)
[1]	BitMine Immersion Technologies Inc.	600,000	7,986
	RingCentral Inc. Class A	195,700	7,628
*	Unity Software Inc.	127,900	3,655
*	Docusign Inc.	60,000	2,665
*	Gartner Inc.	20,000	2,593
*	Crowdstrike Holdings Inc. Class A	1,900	1,450
	Applied Materials Inc.	300	217
			13,734,683
Materials (0.3%)
*	Ivanhoe Mines Ltd. Class A	9,382,800	73,501
	Albemarle Corp.	160,500	21,673
			95,174
Real Estate (0.1%)
	Welltower Inc.	76,945	17,464
*	CoStar Group Inc.	411,200	11,645
			29,109
Utilities (0.0%)
*,1	Fervo Energy Co. Class A	408,900	11,952
Total Common Stocks (Cost $9,589,590)			31,805,872
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[4,5]	Vanguard Market Liquidity Fund, 3.682% (Cost $1,159,974)	11,602,360	1,160,120
Total Investments (100.8%) (Cost $10,749,564)			32,965,992
Other Assets and Liabilities—Net (-0.8%)			(271,001)
Net Assets (100%)			32,694,991
Cost is in $000.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $270,651.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $6,680, representing 0.0% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $273,265 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	31,498,429	307,443	—	31,805,872
Temporary Cash Investments	1,160,120	—	—	1,160,120
Total	32,658,549	307,443	—	32,965,992
D. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2026 Market Value ($000)
Immunocore Holdings plc ADR	NA1	4,110	6,724	(7,219)	(4,621)	—	—	NA1
MarketAxess Holdings Inc.	NA2	108,311	—	—	(106,115)	4,139	—	208,033
Vanguard Market Liquidity Fund	1,007,131	NA3	NA3	9	(88)	19,855	—	1,160,120
Total	1,007,131	112,421	6,724	(7,210)	(110,824)	23,994	—	1,368,153

1	Not applicable—at September 30, 2025, and June 30, 2026, the issuer was not an affiliated company of the fund, but it was affiliated during the year.
2	Not applicable—at September 30, 2025, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.